Finance Costs - Capitalization Rates (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Capitalization rate	4.40%	4.50%	5.60%